Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001672826
O'Shares U.S. Large Cap Quality Growth ETF (Prospectus Summary) | O'Shares U.S. Large Cap Quality Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	O'Shares U.S. Large Cap Quality Growth ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance (before fees and expenses) of the O'Shares U.S. Large Cap Quality Growth Index (the “Target Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor, such as brokerage commissions for buying and selling securities, are not reflected in the table below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Transaction costs that may be incurred by the investor, such as brokerage commissions for buying and selling securities, are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track the performance (before fees and expenses) of the Target Index.

The Target Index is designed to reflect the performance of publicly-listed large capitalization issuers in the United States exhibiting quality and growth characteristics as determined by O'Shares Investment Advisers, LLC (the “Index Provider”).

The Target Index is constructed using a proprietary, rules-based methodology designed to select equity securities from the 1000 largest U.S. stocks (by market capitalization), selecting those that have exposure to the following factors: 1) quality and 2) growth. The “quality” factor is defined as profitability (growth in return on assets). The “growth” factor combines growth in earnings and revenue. Composite quality and growth ratings are determined for each stock and blended, resulting in a combined quality and growth rating. The top ranked stocks in each sector based on their combined quality and growth rating are selected for inclusion. The Target Index excludes pass-through securities such as real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), business development companies (“BDCs”) and closed-end funds (“CEFs”).

Stock weightings in the Target Index are determined according to a modified market capitalization weighting method, using the float-adjusted market capitalization (calculated by taking the security's price and multiplying it by the number of shares readily available for purchase on the open market) and the combined quality and growth rating, subject to constraints for diversification, capacity and industry. The diversification constraint limits maximum position weights. The capacity criteria include primary exchange listing, minimum capitalization, minimum price and minimum average daily trading volume requirements. The industry constraints limit sector deviations. The Target Index is rebalanced quarterly and reconstituted semi-annually. At the quarterly rebalance, a capping methodology is applied to limit individual stock concentration and increase diversification in the Target Index. The Target Index is expected to be comprised of approximately 100 securities.

The Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Target Index. Under a replication strategy, the Fund intends to replicate the constituent securities of the Target Index as closely as possible. Under a representative sampling strategy, the Fund would invest in what it believes to be a representative sample of the component securities of the Target Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Target Index (e.g., where the Target Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Target Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Target Index from the Fund's portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Target Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. The Information Technology sector is expected to represent a substantial portion of the Target Index.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which Vident Investment Advisory, LLC (the “Sub-Adviser”) believes will help the Fund track the Target Index. For example, there may be instances in which the Sub-Adviser may choose to purchase or sell investments, including exchange-traded funds (“ETF”) and other investment company securities, and cash and cash equivalents, as substitutes for one or more Target Index components or in anticipation of changes in the Target Index's components.

The Target Index methodology was developed by the Index Provider, an affiliate of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent that the Target Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Fund (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETFs and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund's operating expenses may be higher and performance may be lower.

Growth Securities Risk. The Fund will invest in securities exhibiting growth characteristics. Growth securities may be more volatile and perform differently than the broad market. They may underperform when compared to securities with different characteristics. Growth securities may be sensitive to economic conditions and tend to perform better during periods of economic recovery. As a result, growth securities may outperform or underperform the broad market over time.

Index-Related Risk. The Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Fund expects to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Risks related to the Index Provider. There is no assurance that the Index Provider or the index calculation agent will compile the Target Index accurately, or that the Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indexes, and does not guarantee that the Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider or index calculation agent errors will therefore be borne by the Fund and its shareholders. The Target Index is new and has a limited performance history. The foregoing risks may be greater for a new index.

Large Capitalization Securities Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events Risk. The market values of the Fund's investments, and therefore the value of the Fund's shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Multifactor Risk. The Target Index, and thus the Fund, seeks to achieve specific factor exposures identified in the Fund's principal investment strategies above. There can be no assurance that targeting exposure to such factors will enhance the Fund's performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider's methodology will be successful in creating an index that achieves the specific factor exposures identified above.

Premium-Discount Risk. Fund shares may trade above or below their NAV on the Exchange. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange. This risk is separate and distinct from the risk that the NAV of Fund shares may decrease.

Quality Stocks Risk. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Target Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Target Index. Conversely, a positive development relating to a security in the Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund's shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund is subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. Tracking error is the divergence of the Fund's performance from that of the Target Index. Tracking error may occur due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Target Index. In addition, the Fund's NAV may deviate from the Target Index if the Fund fair values a portfolio security at a price other than the price used by the Target Index for that security. To the extent the Fund uses a representative sampling strategy to track the Target Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
O'Shares U.S. Large Cap Quality Growth ETF (Prospectus Summary) | O'Shares U.S. Large Cap Quality Growth ETF | O'Shares U.S. Large Cap Quality Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
1 YEAR	rr_ExpenseExampleYear01	$ 49
3 YEARS	rr_ExpenseExampleYear03	$ 154

[1]	Pursuant to a Rule 12b-1 distribution and service plan ('Plan'), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees (the 'Board') of OSI ETF Trust (the 'Trust') has not currently approved the commencement of any payments under the Plan.
[2]	Based on estimated amounts for the current fiscal year.